Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Dates
30-Jun-2023
Actual/360 Days
32
30/360 Days
30
17-Jul-2023
15-Jul-2023
Collection Period No.
46
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Jun-2023
13-Jul-2023
14-Jul-2023
17-Jul-2023
15-Jun-2023
15-Jun-2023
Summary
Beginning
Balance
0.00
0.00
0.00
0.00
61,431,216.16
Principal
Payment
0.00
0.00
0.00
0.00
9,568,186.54
Ending
Balance
0.00
0.00
0.00
0.00
51,863,029.62
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
74.425844
Initial
Balance
360,800,000.00
511,000,000.00
50,000,000.00
464,000,000.00
128,560,000.00
Note
Factor
0.000000
0.000000
0.000000
0.000000
0.403415
61,431,216.16
51,863,029.62
9,568,186.54
T
otal Note Balance
1,514,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
38,830,160.91
100,261,377.07
2,760,724.66
103,022,101.73
38,830,160.91
90,693,190.53
2,443,899.41
93,137,089.94
38,846,436.21
1,553,206,436.21
61,799,793.88
1,615,006,230.09
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
38,846,436.21
38,830,160.91
38,830,160.91
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
2.040000%
5.373290%
1.940000%
2.040000%
Interest Payment
0.00
0.00
0.00
0.00
104,433.07
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
0.812329
Interest & Principal
Payment
0.00
0.00
0.00
0.00
9,672,619.61
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
75.238174
$9,672,619.61
T
otal
$104,433.07

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
10,161,430.76
0.00
10,161,430.76
9,636,634.72
364,381.01
64,848.42
49,582.07
0.00
0.00
45,984.54
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
85,851.75
0.00
0.00
104,433.07
0.00
0.00
9,568,186.54
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
10,161,430.76
402,959.40
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
85,851.75
0.00
0.00
0.00
85,851.75
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
104,433.07
0.00
0.00
0.00
0.00
104,433.07
0.00
0.00
0.00
0.00
0.00
0.00
104,433.07
0.00
0.00
0.00
0.00
104,433.07
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
104,433.07
104,433.07
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
9,568,186.54
0.00
0.00
0.00
9,568,186.54
Aggregate Principal Distributabl
e
Amount
9,568,186.54
9,568,186.54
0.00

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,883,016.09
0.00
3,883,016.09
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
13,097.33
32,887.21
0.00
13,097.33
13,097.33
0.00
45,984.54
3,883,016.09
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Pool Statistics
Pool Data
4.08%
16.15
55.19
Cutoff Date Pool Balance
Amount
1,615,006,230.09
Pool Balance beginning of Collection Period
103,022,101.73
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
93,137,089.94
10,523
11,112
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
50,838
7,051,284.09
2,585,350.63
0.00
248,377.07
Pool Factor
5.77%
3.71%
52.01
12.33

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
10,523
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.84%
0.82%
0.22%
0.11%
100.00%
92,058,210.99
767,770.19
205,621.47
105,487.29
93,137,089.94
10,441
59
15
8
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
2.302%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.334%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
6,318.31
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.358%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
5,598,024.69
135,498.18
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
11
886
Losses
(1)
Amount
248,377.07
64,789.60
48,089.29
Number of Receivables
Number of Receivables
Amount
24,939,778.14
8,307,113.97
11,034,639.48
Current
Cumulative
0.347%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
1.658%
1.253%
(1.010%)
(0.470%)